GOODWILL AND OTHER INTANGIBLE ASSETS - Estimated Amortization Expense for Intangibles (Details) - USD ($) $ in Thousands	Dec. 25, 2021	Dec. 26, 2020
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity
2022	$ 13,734
2023	12,878
2024	12,409
2025	11,901
2026	10,944
Thereafter	47,151
Net Value	$ 109,017	$ 72,252